Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 29, 2015	Dec. 30, 2014	Nov. 25, 2014	Dec. 31, 2013
Common stock, shares authorized		140,000,000
Class A Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	70,000,000	70,000,000		70,000,000
Common stock, shares issued	13,759,754	8,974,550
Common stock, shares outstanding	13,759,754	8,974,550	3,224,550
Class B Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	70,000,000	70,000,000		70,000,000
Common stock, shares issued	12,241,482	17,028,204
Common stock, shares outstanding	12,241,482	17,028,204